Annual Total Returns- Small Cap Momentum Style Fund (Class I N Shares) [BarChart] - Class I N Shares - Small Cap Momentum Style Fund - I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.62%)	19.62%	44.67%	2.96%	(3.88%)	13.25%	17.39%	(11.65%)	26.47%	26.42%